Inventories (Details) - EUR (€) € in Thousands	Dec. 31, 2024	Dec. 31, 2023		Dec. 31, 2022	[1]
Inventories
Goods for resale	€ 164,624	€ 167,894
Raw materials and supplies	955,503	1,092,301
Work in progress and semi-finished goods	1,405,231	1,210,085
Finished goods	1,034,740	1,012,119
Total inventories	€ 3,560,098	€ 3,482,399	[1]	€ 3,236,010

[1]	Restated figures (Note 2.d)